CMG STRATEGIC EQUITY FUND
                               CMG SMALL CAP FUND
                          CMG ENHANCED S&P 500(R) FUND
                            CMG LARGE CAP VALUE FUND
                            CMG LARGE CAP GROWTH FUND
                             CMG MID CAP VALUE FUND
                             CMG MID CAP GROWTH FUND
                             CMG SMALL/MID CAP FUND
                            CMG SMALL CAP VALUE FUND
                            CMG SMALL CAP GROWTH FUND
                          CMG INTERNATIONAL STOCK FUND
                        CMG EMERGING MARKETS EQUITY FUND
                             CMG CORE PLUS BOND FUND
                               CMG CORE BOND FUND
                           CMG INTERMEDIATE BOND FUND
                            CMG SHORT TERM BOND FUND
                         CMG ULTRA SHORT TERM BOND FUND
                            CMG GOVERNMENT BOND FUND
                             CMG CORPORATE BOND FUND
                  CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND
                               CMG HIGH YIELD FUND
                           CMG INTERNATIONAL BOND FUND

   Supplement to Statements of Additional Information dated February 27, 2004

The following sections describing Trustees and Officers under Management are revised. The other sections within the trustees and officers paragraphs remain the same with the exception that all references to Joseph R. Palombo therein and within the Management section of the statement of additional information have been omitted.

Trustees and Officers

DISINTERESTED TRUSTEES:

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                      TERM OF                                  IN FUND           OTHER
                                  POSITION(S)       OFFICE AND            PRINCIPAL            COMPLEX       DIRECTORSHIPS
         NAME, ADDRESS             HELD WITH         LENGTH OF          OCCUPATION(S)        OVERSEEN BY        HELD BY
            AND AGE                  FUNDS        TIME SERVED (1)    DURING PAST 5 YEARS     TRUSTEE (1)        TRUSTEE
    ---------------------         ----------      ---------------   --------------------     -----------    -----------
    Janet Langford                Trustee         Since             Private Investor             119        None
    Kelly(1)                                      2003              since March 2004
    9534 W. Gull Lake Drive                                         (formerly Chief
    Richland, MI 49083-8530                                         Administrative
    (46 years old)                                                  Officer and Senior
                                                                    Vice
                                                                    President,
                                                                    Kmart
                                                                    Holding
                                                                    Corporation
                                                                    (consumer
                                                                    goods) from
                                                                    September
                                                                    2003 to
                                                                    March 2004;
                                                                    Executive
                                                                    Vice
                                                                    President --
                                                                    Corporate
                                                                    Development
                                                                    and
                                                                    Administration,
                                                                    General
                                                                    Counsel and
                                                                    Secretary,
                                                                    Kellogg
                                                                    Company
                                                                    (food
                                                                    manufacturer)
                                                                    from
                                                                    September
                                                                    1999 to
                                                                    August 2003;

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                      TERM OF                                  IN FUND           OTHER
                                  POSITION(S)       OFFICE AND            PRINCIPAL            COMPLEX       DIRECTORSHIPS
         NAME, ADDRESS             HELD WITH         LENGTH OF          OCCUPATION(S)        OVERSEEN BY        HELD BY
            AND AGE                  FUNDS        TIME SERVED (1)    DURING PAST 5 YEARS    TRUSTEE (1)         TRUSTEE
    ---------------------         ----------      ---------------   --------------------    -------------   -----------
    Janet Langford Kelly                                            Senior
    continued...                                                    Vice President,
                                                                    Secretary
                                                                    and General
                                                                    Counsel,
                                                                    Sara Lee
                                                                    Corporation
                                                                    (branded,
                                                                    packaged,
                                                                    consumer-products
                                                                    manufacturer)
                                                                    from January
                                                                    1995 to
                                                                    September
                                                                    1999).


INTERESTED TRUSTEE AND PRINCIPAL OFFICERS:

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                      TERM OF                                  IN FUND           OTHER
                                  POSITION(S)       OFFICE AND            PRINCIPAL            COMPLEX       DIRECTORSHIPS
         NAME, ADDRESS             HELD WITH         LENGTH OF          OCCUPATION(S)        OVERSEEN BY        HELD BY
            AND AGE                  FUNDS        TIME SERVED (1)    DURING PAST 5 YEARS    TRUSTEE (1)         TRUSTEE
    ---------------------         ----------      ---------------   --------------------    -------------   -----------
    J. Kevin Connaughton          Treasurer/      Since             President of the
    One Financial Center          President       October 2003      Columbia Funds,
    Boston, MA 02111                                                Liberty Funds, and
    (39 years old)                                                  Stein Roe Funds since
                                                                    March 2004; Chief
                                                                    Financial Officer of
                                                                    the Columbia Funds
                                                                    since January 2003;
                                                                    Treasurer of the
                                                                    Columbia Funds since
                                                                    October 2003 and of
                                                                    the Liberty Funds,
                                                                    Stein Roe Funds, and
                                                                    All-Star Funds since
                                                                    December 2000; Vice
                                                                    President of the
                                                                    Advisor since April
                                                                    2003 (formerly
                                                                    Controller of the
                                                                    Liberty Funds and of
                                                                    the All-Star Funds
                                                                    from February 1998 to
                                                                    October 2000);
                                                                    Treasurer of the
                                                                    Galaxy Funds since
                                                                    September 2002;
                                                                    Treasurer, Columbia
                                                                    Management
                                                                    Multi-Strategy Hedge
                                                                    Fund, LLC since
                                                                    December 2002
                                                                    (formerly Vice
                                                                    President of
                                                                    Colonial  Management
                                                                    Associates, Inc. from
                                                                    February 1998 to
                                                                    October 2000; and
                                                                    Senior Tax Manager,
                                                                    Coopers & Lybrand LLP
                                                                    from April 1996 to
                                                                    January 1998).



C04/042                                                           March 31, 2004